CONVERTIBLE LOANS AND WARRANTS (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended		23 Months Ended
	Nov. 24, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2017	Jan. 31, 2021
Warrants valued		$ 10,615
Derivative, Maturity Date			Nov. 24, 2022
Increase (Decrease) in Accrued Interest Receivable, Net		$ 14,520	$ 13,913
CLA [Member]
Derivative, Maturity Date		May 10, 2023	May 10, 2023
Minimum [Member]
Common stock market value		$ 0.034
Maximum [Member]
Common stock market value		$ 0.036
Convertible Notes Payable [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage		12.00%	12.00%	5.00%
Convertible Notes Payable [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage		24.00%	24.00%	12.00%
Warrant [Member]
Debt Conversion, Converted Instrument, Warrants or Options Issued	300,000			1,931,819
Warrants valued	$ 43,270	$ 70,587	$ 211,622
Warrants and Rights Outstanding, Maturity Date	Nov. 23, 2025	Oct. 13, 2022	Oct. 13, 2022
Warrant [Member] | Investor Two [Member]
Debt Conversion, Converted Instrument, Warrants or Options Issued		8,334	8,334
Warrants valued		$ 5,000	$ 5,000
Existing CLA Holder [Member] | Convertible Notes Payable [Member]
Debt Instrument, Convertible, Associated Derivative Transactions, Description					(i) $0.04, and (ii) the variable conversion price, which is defined as 65% of the lowest
Debt Conversion, Converted Instrument, Amount		$ 871,056	$ 1,918,376
New C L A Holder [Member] | Convertible Notes Payable [Member] | Investor One [Member]
Debt Instrument, Convertible, Associated Derivative Transactions, Description		The CLA is convertible at a fair value measurement option at a price per share equal to the variable conversion price, which is defined as 60% of the lowest daily VWAP in the twenty (20) Trading Days prior to the Conversion Date.	The CLA is convertible at a fair value measurement option at a price per share equal to the variable conversion price, which is defined as 60% of the lowest daily VWAP in the twenty (20) Trading Days prior to the Conversion Date
Debt Conversion, Converted Instrument, Amount		$ 336,152	$ 318,156
Debt Instrument, Face Amount			250,000
CLA Warrants And SPA Agreements [Member] | Convertible Notes Payable [Member] | Investor Two [Member]
Debt Conversion, Converted Instrument, Amount		120,839	111,828
Debt Instrument, Face Amount	$ 500,000
Proceeds from Convertible Debt		110,000	110,000
Debt Instrument, Convertible, Conversion Price	$ 0.5
Warrants and Rights Outstanding		$ 10,328	$ 43,270
CLA [Member] | Convertible Notes Payable [Member] | Investor [Member]
Debt Instrument, Convertible, Associated Derivative Transactions, Description		The CLA is convertible at a price equal to the variable conversion price, which is defined as 65% of the lowest daily VWAP in the twenty (20) Trading Days prior to the Conversion Date.	The CLA is convertible at a price equal to the variable conversion price, which is defined as 65% of the lowest daily VWAP in the twenty (20) Trading Days prior to the Conversion Date
Debt Conversion, Converted Instrument, Amount		$ 69,886	$ 97,226
Debt Instrument, Face Amount		$ 75,000	$ 75,000
Old CLA [Member]
Derivative, Maturity Date			Jan. 29, 2023